Other Payables and Accrued Expenses (Tables)	12 Months Ended
Apr. 30, 2024
Other Payables and Accrued Expenses [Abstract]
Schedule of Other Payables and Accrued Expenses	The components of other payables and accrued expenses are as follows:
	April 30, 2023	April 30, 2024
	JPY	JPY	USD
Salary and benefit payables	23,307,275	22,500,277	142,823
Outsourced development costs	6,276,121	18,422,782	116,940
Professional service fee	8,880,909	16,364,688	103,876
Communication costs	3,934,950	3,432,583	21,789
Withholding tax	1,657,172	1,066,197	6,768
Corporate business tax	-	950,000	6,030
Sales proceeds temporarily received for others	929,201	925,212	5,872
Resident tax for employees	687,400	356,600	2,264
Others	1,577,436	1,555,503	9,874
	47,250,464	65,573,842	416,236